Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Large Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	18.83%	[1]	6.00%	[1]	8.98%	[1]	10.34%	[1]	Dec. 31, 2008	[1]	26.54%	8.29%	11.80%	12.49%	24.41%	[2]	6.61%	[2]	8.89%	[2]	10.18%	[2]	Dec. 31, 2008	[2]	26.54%	8.29%	11.80%	12.49%	26.48%	7.29%	9.58%	10.86%	Dec. 31, 2008	26.54%	8.29%	11.80%	12.49%	26.48%	7.52%	9.94%	11.24%	Dec. 31, 2008	25.31%	5.08%	7.95%	9.40%	Dec. 31, 2008	16.50%	[3]	5.50%	[3]	7.74%	[3]	8.98%	[3]	Dec. 31, 2008	[3]	26.54%	8.29%	11.80%	12.49%	26.57%	7.60%	9.99%	11.29%	Dec. 31, 2008	26.54%	8.29%	11.80%	12.49%	26.33%	7.37%	9.74%	10.98%	Dec. 31, 2008	26.54%	8.29%	11.80%	12.49%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.